Acquisitions - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 12, 2021	Dec. 31, 2021	Jun. 30, 2022
Asset Acquisition, Contingent Consideration [Line Items]
Preferred shares issued upon completion of acquisition		0	0
Seajacks International Limited
Asset Acquisition, Contingent Consideration [Line Items]
Percentage of interests acquired	100.00%
Shares issued in acquisition	8,130,000
Redeemable notes issued in acquisition	$ 70,700
Common shares issued upon completion of acquisition	7,500,000
Preferred shares issued upon completion of acquisition	700,000
Gain on bargain purchase	$ 57,436	$ 57,400